CONSOLIDATED BALANCE SHEETS CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Investment securities available-for-sale, cost	$ 849,504	$ 945,052
Investment securities held-to-maturity, market value	$ 874,749	$ 824,985
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	68,730,731	68,730,731
Treasury Stock, Shares	7,274,184	11,197,685